Revenue (Details) - Schedule of unfulfilled performance obligations - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	$ 8.2	$ 11,100,000
2023 Total unfulfilled performance obligations	1.2	7,000,000
2024 Total unfulfilled performance obligations	7	4,100,000
All Other Performance Obligations [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total	8.2	11,100,000
2023 Total unfulfilled performance obligations	1.2	7,000,000
2024 Total unfulfilled performance obligations	$ 7	$ 4,100,000